CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Revenues:
Revenue	[1]	$ 11,571	$ 1,054
Cost of revenues:
Cost of revenues		29,253	4,827
Gross loss		(17,682)	(3,773)
Operating expenses:
Research and development		6,705	3,771
Selling, general and administrative		22,248	15,902
Acquisition of in-process research and development		35,402	0
Total operating expenses		64,355	19,673
Operating loss		(82,037)	(23,446)
Interest expense		(39)	(7)
Change in fair value of public and private placement warrants		1,271	116,125
Investment (loss) gain, net		(37)	90
(Loss) income before income taxes and loss in equity method investments		(80,842)	92,762
Loss in equity method investments		(271)	(643)
Benefit from income taxes		0	(10)
Net (loss) income		(81,113)	92,109
Available-for-sale debt investments:
Change in net unrealized losses, net of income taxes		(716)	(342)
Net losses reclassified to earnings, net of income taxes		342	38
Total other comprehensive loss, net of income taxes		(374)	(304)
Comprehensive (loss) income		$ (81,487)	$ 91,805
Net (loss) income per share
Basic (USD per share)		$ (0.60)	$ 0.72
Diluted (USD per share)		$ (0.60)	$ 0.68
Weighted average number of shares outstanding
Basic (in shares)		135,260,665	128,788,715
Diluted (in shares)		135,260,665	135,890,719
Product
Revenues:
Revenue		$ 11,402	$ 612
Cost of revenues:
Cost of revenues		29,116	4,438
Service
Revenues:
Revenue		169	442
Cost of revenues:
Cost of revenues		$ 137	$ 389

[1]	Total revenues included related party revenues of $162 and $713 for the three months ended March 31, 2022 and 2021, respectively. See Note 14 - Transactions with Related Parties.